Employee Benefits and Private Pension Plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [line items]
Employee benefit expense	R$ 5,211	R$ 10,682	R$ 27,558
Health and dental care plan [member]
Summary of employee benefits [line items]
Employee benefit expense	11,127	10,442	9,559
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Employee benefit expense	6,689	(5,818)	11,159
Seniority bonus [member]
Summary of employee benefits [line items]
Employee benefit expense	(13,722)	4,765	5,460
Life insurance [member]
Summary of employee benefits [line items]
Employee benefit expense	R$ 1,117	R$ 1,293	R$ 1,380